Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmental analysis
Total revenue	£ 25,382	£ 16,574	£ 12,702
Retail Banking
Segmental analysis
Total revenue	7,366	5,773	5,415
Private Banking
Segmental analysis
Total revenue	1,157	874	792
Commercial & Institutional
Segmental analysis
Total revenue	12,519	7,258	5,189
Central Items and other
Segmental analysis
Total revenue	4,340	2,669	1,306
Inter-segmental | Retail Banking
Segmental analysis
Total revenue	(5)		(18)
Inter-segmental | Private Banking
Segmental analysis
Total revenue	(1,000)	(389)	(127)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	1,602	395	(102)
Inter-segmental | Central Items and other
Segmental analysis
Total revenue	(597)	(6)	247
Operating segment
Segmental analysis
Total revenue	25,382	16,574	12,702
Operating segment | Retail Banking
Segmental analysis
Total revenue	7,371	5,773	5,433
Operating segment | Private Banking
Segmental analysis
Total revenue	2,157	1,263	919
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	10,917	6,863	5,291
Operating segment | Central Items and other
Segmental analysis
Total revenue	£ 4,937	£ 2,675	£ 1,059